Retirement Plans Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Components of Net Periodic Benefit Cost:
Net actuarial (gain) loss	$ (422)	$ (237)	$ 407
U.S. Pension Plans
Components of Net Periodic Benefit Cost:
Service cost	31	70	90
Interest cost	122	138	151
Expected return on plan assets	(181)	(207)	(232)
Net actuarial (gain) loss	(387)	(126)	433
Amortization of prior service cost (credit)	0	1	1
Curtailment gain	0	0	0
Settlement (gain) loss	1	15	(69)
Net periodic benefit cost (credit)	$ 360	$ 143	$ (492)
Expense Assumptions:
Discount rate	4.35%	4.90%	4.15%
Expected return on plan assets	7.50%	8.00%	8.00%
Rate of compensation increase	3.25%	3.30%	3.25%
Non-U.S. Pension
Components of Net Periodic Benefit Cost:
Service cost	$ 32	$ 38	$ 38
Interest cost	57	71	64
Expected return on plan assets	(71)	(75)	(71)
Net actuarial (gain) loss	(14)	(172)	(48)
Amortization of prior service cost (credit)	(1)	(1)	(1)
Curtailment gain	(15)	(2)	(26)
Settlement (gain) loss	0	1	(1)
Net periodic benefit cost (credit)	$ 16	$ 204	$ 51
Expense Assumptions:
Discount rate	3.00%	3.60%	3.40%
Expected return on plan assets	4.50%	4.75%	4.55%
Rate of compensation increase	2.60%	2.60%	2.45%
Postretirement Benefits
Components of Net Periodic Benefit Cost:
Service cost	$ 3	$ 5	$ 5
Interest cost	9	12	11
Expected return on plan assets	(12)	(12)	(13)
Net actuarial (gain) loss	(21)	24	20
Amortization of prior service cost (credit)	(1)	(7)	(17)
Curtailment gain	0	0	0
Settlement (gain) loss	0	0	0
Net periodic benefit cost (credit)	$ 20	$ (26)	$ (34)
Expense Assumptions:
Discount rate	4.35%	4.90%	4.15%
Expected return on plan assets	5.75%	5.80%	5.80%
Discontinued Operations | U.S. Pension Plans
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	$ 0	$ 0	$ 0
Discontinued Operations | Non-U.S. Pension
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	14	(38)	19
Discontinued Operations | Postretirement Benefits
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	0	0	0
Continuing Operations [Member] | U.S. Pension Plans
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	360	143	(492)
Continuing Operations [Member] | Non-U.S. Pension
Components of Net Periodic Benefit Cost:
Service cost	25
Interest cost	46
Net periodic benefit cost (credit)	30	166	70
Continuing Operations [Member] | Postretirement Benefits
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	$ 20	$ (26)	$ (34)